Debt - Schedule of Maturities of Long-term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
2020		$ 15,000
2021		15,000
2022		15,000
2023		15,000
2024		298,500
Total debt	$ 407,188	$ 358,500	$ 232,625